Leases - Finance Lease Cost (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Interest expense	$ 782
Total finance lease cost	4,094
Selling, general, and administrative
Lessee, Lease, Description [Line Items]
Finance lease, right-of-use asset, amortization	1,937
Research and development
Lessee, Lease, Description [Line Items]
Finance lease, right-of-use asset, amortization	$ 1,375